DIFFERENCES BETWEEN FINANCIAL STATEMENTS AND FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 019
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to Form 5500 at December 31, 2025 and 2024:

	2025	2024
Net assets available for benefits per the financial statements	$38,685,375	$30,258,735
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	—	(85,149)
Net assets available for benefits per Form 5500	$38,685,375	$30,173,586
The following is a reconciliation of net increase in net assets available for benefits per the financial statements to the Form 5500 for the years ended December 31, 2025 and 2024:

	2025	2024
Net increase in net assets available for benefits per the financial statements	$1,527,302	$3,708,251
Change in adjustment from contract value to fair value for fully benefit-responsive investment contracts	85,149	(6,500)
Net increase in net assets available for benefits per the Form 5500	$1,612,451	$3,701,751